Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The Company operates a single segment business for product sales which consists of geographical sales territories as follows:

	Three months ended March 31,
	2015	2014
Colombia	$17,382	$20,955
United States	31,678	21,867
Panama	1,468	4,415
Other	1,515	604
Total Revenues	$52,043	$47,841

The Company operates a single segment business for product sales which consists of geographical sales territories as follows:

	December 31,
	2014	2013
Colombia	80,062	101,754
United States	101,612	66,723
Panama	11,351	10,210
Other	4,427	4,607
Total Revenues	197,452	183,294